Deferred tax - Components of deferred income tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Deferred tax assets	$ 149	$ 138
Available for offset	(95)	(67)
Net deferred tax assets	54	71
Deferred tax liabilities	(253)	(274)
Available for offset.	95	67
Deferred tax liabilities	(158)	(207)
Tax losses
Deferred income tax
Deferred tax assets	25	10
Employee benefit obligations
Deferred income tax
Deferred tax assets	18	40
Depreciation timing differences
Deferred income tax
Deferred tax assets	51	54
Provisions
Deferred income tax
Deferred tax assets	32	23
Other
Deferred income tax
Deferred tax assets	23	11
Deferred tax liabilities	(22)	(50)
Intangible assets
Deferred income tax
Deferred tax liabilities	(108)	(128)
Accelerated depreciation and other fair value adjustments
Deferred income tax
Deferred tax liabilities	$ (123)	$ (96)